Equity - Schedule of Stockholders Equity Tax Account (Detail) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [abstract]
Contributed capital account	$ 18,839,632	$ 18,174,333	$ 24,278,285
Net tax income account	24,541,566	21,892,344	12,008,787
Stockholders equity tax account	$ 43,381,198	$ 40,066,677	$ 36,287,072